Commitments and Contingencies (Details) $ in Thousands		12 Months Ended
	Aug. 16, 2024 TWD ($) shares	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2024 USD ($) shares
Commitments and Contingencies [Line Items]
Non-cancellable operating leases term		1 year	1 year
Remuneration		$ 3,489,275	$ 164,010
Payment for service remuneration.			$ 420,000,000
EZ Intelligent Technology CO., LTD [Member]
Commitments and Contingencies [Line Items]
Shares acquire | shares	2,386,119	900,000	900,000
Payment for shares acquired	$ 40,564	$ 15,300